ORGANIZATION (Details Narrative)	Dec. 31, 2013	May 15, 2013	Dec. 31, 2012
REIT Distribution Threshold for Nontaxation	90.00%		90.00%
Shares held by Fortress and affiliates in Newcastle	5,314,416
Stock Options outstanding	20,730,458
Manager
Stock Options outstanding	17,672,888	21,500,000	9,685,338